July 18, 2019

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Horizon Funds (the “Trust”)
File No. 33-56443

Commissioners:

Enclosed is the 63rd Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(2) under the Securities Act of 1933. The purpose of this amendment is to add Vanguard International Core Stock Fund, a new series of the Trust.

Pursuant to the requirements of Rule 485(a)(2), we request that the amendment become effective after 75 days on October 1, 2019. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments.

Please contact me at (610) 669-2531 with any questions or comments concerning the enclosed
Amendment.

Sincerely,

Elizabeth Bestoso
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Lisa N. Larkin
U.S. Securities and Exchange Commission